Net gain or loss on financial assets at FVTOCI - Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of gains losses recognised in profit or loss availableforsale financial assets [Abstract]
Loss on redemption of securities	₩ 104		₩ (7)	₩ (23)
Gain (Loss) on transaction of securities	(37,745)		(21,491)	32,647
Total	₩ (37,641)	$ (29,156)	₩ (21,498)	₩ 32,624